Contractual Amounts With Regard to Undrawn Commitments (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	¥ 60,013		¥ 59,709
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	59,402	[1]	59,101	[1]
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	¥ 611		¥ 608

[1]	Commitments to extend credit include commitments to invest in securities.